The Company and Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance at Beginning of Period		$ 5,154,000	$ 5,154,000
Goodwill recognized	300,000	869,000
Goodwill impaired
Balance at End of Period	6,323,000	6,023,000	5,154,000
Direct Selling [Member]
Balance at Beginning of Period		1,840,000	1,840,000
Goodwill recognized		869,000
Goodwill impaired
Balance at End of Period		2,709,000	1,840,000
Commercial Coffee [Member]
Balance at Beginning of Period		3,314,000	3,314,000
Goodwill recognized
Goodwill impaired
Balance at End of Period		$ 3,314,000	$ 3,314,000